Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	SMTP, Inc.
Entity Central Index Key	0001506439
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 702,423	$ 784,001	$ 1,978,809
Accounts Receivable	51,280	38,152	4,226
Deferred income taxes	212,485	196,097	206,283
Income tax receivable	24,624
Other current assets	42,526	66,093	26,042
Total current assets	1,033,338	1,084,343	2,215,360
Property and equipment, net of accumulated depreciation	366,541	141,948	149,315
Intangibles, net of accumulated amortization		232	1,568
Deferred income taxes	21,458	14,536	2,214
Deposits	29,995	29,995	29,995
Total assets	1,451,332	1,271,054	2,398,452
Liabilities and Shareholder's Equity
Deferred revenue	329,494	351,059	335,425
Income taxes payable		42,590	458,631
Allowance for refunds and chargebacks	9,036	9,036	7,202
Accrued expenses and other	159,932	128,989	173,587
Total current liabilities	498,462	531,674	974,845
Shareholder's equity:
Preferred stock
Common stock	14,846	14,768	13,842
Additional paid in capital	1,365,019	1,111,175	276,924
Accumulated deficit	(426,995)	(386,563)	1,132,841
Total shareholder's equity	952,870	739,380	1,423,607
Total liabilities and shareholder's equity	$ 1,451,332	$ 1,271,054	$ 2,398,452

Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Property and equipment, net of accumulated depreciation	$ 60,536	$ 43,180	$ 11,608
Intangibles, net of accumulated amortization	$ 9,000	$ 8,768	$ 7,432
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	5,000,000	5,000,000	5,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	50,000,000	50,000,000	50,000,000
Common stock, issued	14,845,618	14,767,250	13,841,500
Common stock, outstanding	14,845,618	14,767,250	13,841,500

Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net revenues	$ 1,369,438	$ 1,247,414	$ 5,353,550	$ 4,279,243
Cost of services	324,673	306,347	1,277,126	822,790
Gross profit	1,044,765	941,067	4,076,424	3,456,453
Operating expenses:
Sales and marketing	202,766	226,775	775,073	361,395
General and administrative	416,178	278,657	1,184,446	1,167,839
Research and development	52,532	113,598	403,303	351,090
Total operating expenses	671,476	619,030	2,362,822	1,880,324
Income before income taxes	373,288	322,037	1,713,602	1,576,129
Provision for income tax	147,718	117,212	643,995	670,497
Net income	$ 225,570	$ 204,825	$ 1,069,607	$ 905,632
Net income per share:
Basic	$ 0.02	$ 0.01	$ 0.07	$ 0.07
Diluted	$ 0.01	$ 0.01	$ 0.07	$ 0.06
Weighted average common shares outstanding
Basic	14,790,565	13,841,500	14,412,183	13,773,566
Diluted	15,970,359	15,431,961	14,611,549	15,154,264

Statements Of Shareholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Total
Beginning balance, amount at Dec. 31, 2010	$ 13,440	$ 57,155	$ 227,209	$ 297,804
Beginning balance, shares at Dec. 31, 2010	13,440,000
Stock based compensation - stock options		46,737
Warrant for services rendered		73,768
Issuance of common stock, net, shares	4,000
Issuance of common stock, net, amount	400	96,416
Shares issued for services rendered, shares	1,500
Shares issued for services rendered, amount	2	2,848
Net Income			905,632	905,632
Ending balance, amount at Dec. 31, 2011	13,842	276,924	1,132,841	1,423,607
Ending balance, shares at Dec. 31, 2011	13,841,500
Stock based compensation - stock options		153,376		153,376
Warrant for services rendered		115,162		115,162
Dividends paid to shareholders			(2,589,011)	(2,589,011)
Issuance of common stock, net, shares	925,750
Issuance of common stock, net, amount	926	530,512		531,438
Tax benefit from stock-based award activity, net		35,201		35,201
Net Income			1,069,607	1,069,607
Ending balance, amount at Dec. 31, 2012	$ 14,768	$ 1,111,175	$ (386,563)	$ 739,380
Ending balance, shares at Dec. 31, 2012	14,767,250

Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net income	$ 225,570	$ 204,825	$ 1,069,607	$ 905,632
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17,587	2,116	32,909	6,221
Excess tax benefits from share-based payment arrangements	3,171		(35,201)
Non-cash stock compensation	247,127	30,028	268,538	123,355
Allowance for refunds and chargebacks		1,089	1,834	5,036
Deferred Income Taxes	(23,310)	52,436	(2,136)	(49,826)
Changes in assets and liabilities:
Accounts receivable	(13,128)	(46,655)	(33,926)	11,351
Other assets	23,567	(9,087)	(40,051)	2,208
Deposits				39,405
Income taxes payable	(67,214)	(283,346)	(380,840)	358,325
Accrued expenses and other	30,943	(89,977)	(44,598)	1,305
Deferred revenue	(21,565)	22,713	15,634	38,267
Net cash provided by operating activities	422,748	(115,858)	851,770	1,441,279
Cash flows from investing activities:
Purchases of property and equipment	(241,948)		(24,206)	(150,349)
Net cash used in by investing activities	(241,948)		(24,206)	(150,349)
Cash flows (used in) provided by financing activities:
Dividend to shareholder	(266,002)		(2,589,011)
Proceeds from issuance of common stock	3,624		531,438	96,816
Excess tax benefits from share-based payment arrangements			35,201
Net cash used in financing activities	(262,378)		(2,022,372)	96,816
Change in cash and cash equivalents	(81,578)	(115,858)	(1,194,808)	1,387,746
Cash and cash equivalents, beginning of period	784,001	1,978,809	1,978,809	591,063
Cash and cash equivalents, end of period	702,423	1,862,951	784,001	1,978,809
Supplemental cash flow disclosures:
Cash paid for income taxes	$ 235,000	$ 348,122	$ 618,000	$ 359,362

Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization And Basis Of Presentation
Organization and Basis of Presentation

Note 1: Organization and Basis of Presentation

Background

The Company was incorporated in Massachusetts on October 14, 1998 as EMUmail, Inc. and changed its name on April 1, 2010 to SMTP.com, Inc. The Company focuses on the execution of email delivery for marketing and enterprise application customers. The Company has customers for both corporate and personal email delivery. The Company’s services are marketed directly by the Company and through reseller partners.

On November 23, 2010, the Company formed a Delaware corporation, SMTP, Inc. for the purpose of changing the domicile of the Company from a Massachusetts corporation to a Delaware corporation and to increase the number of authorized shares outstanding. Also on November 23, 2010, the Company entered into a Merger agreement between SMTP, Inc. and SMTP.com, Inc. whereby the surviving corporation would be SMTP, Inc. (the “Surviving Corporation”), the newly formed Delaware corporation. The Surviving Corporation has an authorized capital structure of 50,000,000 shares of common stock, par value $0.001 per share and 5,000,000 shares of preferred stock, par value $0.001 per share. Under the terms of the Merger agreement, the Company’s existing 100 shares of ownership (which were held by a sole shareholder) were exchanged for 13,440,000 shares of common stock in the Surviving Corporation.

Basis of Presentation

In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of only normal recurring accruals, necessary for a fair statement of financial position, results of operations, and cash flows. The information included in this Quarterly Report on Form 10-Q should be read in conjunction with the financial statements and the accompanying notes included in our Annual Report on Form 10-K for the year ended December 31, 2012 filed with the SEC on March 29, 2013. The accounting policies are described in the “Notes to Financial Statements” in the 2012 Annual Report on Form 10-K and updated, as necessary, in this Form 10-Q. The year-end balance sheet data presented for comparative purposes was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the operating results for the full year or for any other subsequent interim period.

Certain reclassifications have been made to prior period reported amounts to conform to current year presentation.

Fair Value of Financial Instruments

U.S. GAAP establishes a fair value hierarchy which has three levels based on the reliability of the inputs to determine the fair value. These levels include: Level 1, defined as inputs such as unadjusted quoted prices in active markets for identical assets or liabilities; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs for use when little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company’s financial instruments consist of cash, accounts receivable, deposits and accounts payable. The carrying amount of cash, accounts receivable and accounts payable approximates fair value because of the short-term nature of these items.

Income Taxes

Provision for income taxes are based on taxes payable or refundable for the current year and deferred taxes on temporary differences between the amount of taxable income and pretax financial income and between the tax bases of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled as prescribed in FASB ASC 740, Accounting for Income Taxes. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. A valuation allowance is established to reduce deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

The Company applies the authoritative guidance in accounting for uncertainty in income taxes recognized in the financial statements. This guidance prescribes a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination. If the tax position is deemed “more-likely-than-not” to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. There are no uncertain tax positions taken by the Company on its tax returns. Tax years subsequent to 2006 remain open to examination by U.S. federal and state tax jurisdictions.

In determining the quarterly provision for income taxes, the Company uses an estimated annual effective tax rate, statutory tax rates and tax planning opportunities available to the Company in the jurisdictions in which it operates. This includes recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns to the extent pervasive evidence exists that they will be realized in future periods. The deferred tax balances are adjusted to reflect tax rates by tax jurisdiction, based on currently enacted tax laws, which are expected to be in effect in the years in which the temporary differences are expected to reverse. In accordance with the Company’s income tax policy, significant or unusual items are separately recognized in the quarter in which they occur.

Revenue Recognition

The Company recognizes revenue from its services when it is probable that the economic benefits associated with the transactions will flow to the Company and the amount of revenue can be measured reliably. This is normally demonstrated when: (i) persuasive evidence of an arrangement exists; (ii) the fee is fixed or determinable; (iii) performance of service has been delivered; and (iv) collection is reasonably assured.

The Company provides Internet-based services to facilitate email delivery. The Company’s services are offered over various contractual periods for a fixed fee that varies based on a maximum volume of transactions. Revenues are typically paid by clients via credit card, check or wire payments at the inception of the contractual period. Revenue is recognized on a straight-line basis over the contractual period.

The Company offers refunds on a pro-rata basis at any time during the contractual period. The Company also experiences credit card chargebacks relating to cardholder disputes that are commonly experienced by businesses that accept credit cards. The Company makes estimates for refunds and credit card chargebacks based on historical experience.

Deferred Revenue

The Company’s customers pay for services in advance on a monthly, quarterly, annual, bi-annually and quinquennially basis. Deferred revenue consists of payments received in advance of the Company’s providing the services. Deferred revenues are amortized on a straight-line basis in connection with the contractual period.

Net Income Per Share

Basic net income per share is computed using the weighted average number of common shares outstanding during the period. Diluted net income per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period.

Note 1: Organization

The Company was incorporated in Massachusetts on October 14, 1998 as EMUmail, Inc. and changed our name on April 1, 2010 to SMTP.com, Inc. The Company focuses on the execution of email delivery for marketing and enterprise application customers. The Company has customers for both corporate and personal email delivery. The Company’s services are marketed directly by the Company and through reseller partners.

On November 23, 2010, the Company formed a Delaware corporation, SMTP, Inc. for the purpose of changing the structure of the Company from a Massachusetts corporation to a Delaware corporation and to increase the number of authorized shares outstanding. Also on November 23, 2010, the Company entered into a Merger agreement between SMTP, Inc. and SMTP.com, Inc. whereby the surviving corporation would be SMTP, Inc. (the “Surviving Corporation”), the newly formed Delaware corporation. The Surviving Corporation has an authorized capital structure of 50,000,000 shares of common stock, par value $0.001 per share and 5,000,000 shares of preferred stock, par value $0.001 per share. Under the terms of the Merger agreement, the Company’s existing 100 shares of ownership (which are held by a sole shareholder) were exchanged for 13,440,000 shares of common stock in the Surviving Corporation. All financial statements have been retroactively restated to show the effects of this recapitalization.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2: Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States (U.S. GAAP).

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash equivalents are short-term, liquid investments with remaining maturities of three months or less when acquired. Cash and cash equivalents are deposited or managed by major financial institutions and at times are in excess of Federal Deposit Insurance Corporation (FDIC) insurance limits.

Fair Value of Financial Instruments

U.S. GAAP establishes a fair value hierarchy which has three levels based on the reliability of the inputs to determine the fair value. These levels include: Level 1, defined as inputs such as unadjusted quoted prices in active markets for identical assets or liabilities; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs for use when little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company’s financial instruments consist of cash, accounts receivable and accounts payable. The carrying amount of cash, accounts receivable and accounts payable approximates fair value because of the short-term nature of these items.

Intangibles

Our intangible assets consist of a domain name. All such assets are capitalized at their original cost and amortized over their estimated useful lives. The Company evaluates its intangibles for impairment whenever events or circumstances indicate that impairment may have occurred in accordance with the provisions of FASB ASC 350 “Goodwill and Other Intangible Assets”.

Income Taxes

Provision for income taxes are based on taxes payable or refundable for the current year and deferred taxes on temporary differences between the amount of taxable income and pretax financial income and between the tax bases of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled as prescribed in FASB ASC 740, Accounting for Income Taxes. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. A valuation allowance is established to reduce deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

The Company applies the authoritative guidance in accounting for uncertainty in income taxes recognized in the financial statements. This guidance prescribes a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination. If the tax position is deemed “more-likely-than-not” to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. There are no uncertain tax positions taken by the Company on its tax returns. Tax years subsequent to 2006 remain open to examination by U.S. federal and state tax jurisdictions.

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful life of the assets. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is credited or charged to operations. Repairs and maintenance costs are expensed as incurred.

In 2011 the Company paid $100,000 to a third party for a software license which has been categorized as software within property and equipment. The license will be depreciated over its expected useful life on the straight-line method over five (5) years. The license was placed into service in August 2012.

Estimated useful lives are as follows:

Computing equipment	3 years
Software	5 years

Revenue Recognition

The Company recognizes revenue from its services when it is probable that the economic benefits associated with the transactions will flow to the Company and the amount of revenue can be measured reliably. This is normally demonstrated when: (i) persuasive evidence of an arrangement exists; (ii) the fee is fixed or determinable; (iii) performance of service has been delivered; and (iv) collection is reasonably assured.

We provide Internet-based services to facilitate email delivery. The Company’s services are offered over various contractual periods for a fixed fee that varies based on a maximum volume of transactions. Revenues are typically paid by clients via credit card, check or wire payments at the inception of the contractual period. Revenue is recognized on a straight-line basis over the contractual period.

The Company offers refunds on a pro-rata basis at any time during the contractual period. The Company also experiences credit card chargebacks relating to cardholder disputes that are commonly experienced by businesses that accept credit cards. The Company makes estimates for refunds and credit card chargebacks based on historical experience.

Deferred Revenue

The Company’s customers pay for services in advance on a monthly, quarterly, annual, bi-annually and quinquennially basis. Deferred revenue consists of payments received in advance of the Company’s providing the services. Deferred revenues are amortized on a straight-line basis in connection with the contractual period.

Concentration of Credit Risk and Significant Customers

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, cash equivalents. At December 31, 2012 and 2011, the Company had cash balances at financial institutions that exceed federally insured limits. The Company maintains its cash balances with accredited financial institutions. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

For the years ended December 31, 2012, and 2011, there were no customers that accounted for more than 10% of total revenue.

Cost of Services

Cost of services consists primarily of the direct labor costs, credit card fees, software costs, and fees paid to resellers of the Company’s product.

Advertising Costs

The Company expenses advertising costs as incurred.

Research and Development costs

Research and development cost are charged to expenses when incurred and include salaries and related cost of personnel engaged in research and development activities.

Net Income (Loss) Per Share

Basic net income per share is computed using the weighted average number of common shares outstanding during the period. Diluted net income per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period.

Recently Issued Accounting Standards

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements (“ASU 2011-04”) in GAAP and International Financial Reporting Standards (“IFRS”). Under ASU 2011-04, the guidance amends certain accounting and disclosure requirements related to fair value measurements to ensure that fair value has the same meaning in GAAP and in IFRS and that their respective fair value measurement and disclosure requirements are the same. ASU 2011-04 was effective for public entities during interim and annual periods beginning after December 15, 2011. Early adoption by public entities was not permitted. The adoption of this guidance did not have a material impact on the financial statements.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”). ASU 2011-05 requires companies to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The provisions of ASU 2011-05 were effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Since ASU 2011-05 only amended the disclosure requirements concerning comprehensive income, the adoption of ASU 2011-05 did not affect the consolidated financial position, results of operations or cash flows of the Company.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (ASU 2012-02). This newly issued accounting standard allows an entity the option to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test for indefinite-lived intangibles other than goodwill. Under that option, an entity would no longer be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on that qualitative assessment, that it is more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying amount. This ASU is effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. We adopted this standard in the fourth quarter of 2012, which did not have a material impact on our financial or results of operations.

In August 2012, the FASB issued ASU No. 2012-03, Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (“ASU 2012-03”). This update was issued in order to codify various amendments and corrections included in SEC Staff Accounting Bulletin No. 114, SEC Release 33-9250, and ASU 2010-22, Accounting for Various Topics: Technical Corrections to SEC Paragraphs. The amendments and corrections included in this update are effective upon issuance. The adoption of ASU 2012-03 did not have an impact on the Company’s condensed consolidated financial statements.

In October 2012, the FASB issued ASU No. 2012-04, “Technical Corrections and Improvements, (“ASU 2012-04”).” This update includes source literature amendments, guidance clarification, reference corrections and relocated guidance affecting a variety of topics in the Codification. The update also includes conforming amendments to the Codification to reflect ASC 820’s fair value measurement and disclosure requirements. The amendments in this update that will not have transition guidance are effective upon issuance. The amendments in this update that are subject to the transition guidance will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on the Company’s condensed consolidated financial statements.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 2: Commitments and Contingencies

Litigation

The Company may from time to time be involved in legal proceedings arising from the normal course of business. There are no pending or threatened legal proceedings as of March 31, 2013.

Consulting Services

On October 18, 2012, the Company entered into a professional services agreement. The agreement requires the Company to pay a monthly cash retainer of $12,500 to cover professional services provided by the service provider. Additionally, any service that exceeds the $12,500 retainer are to be paid through issuances of the Company’s common stock with a vesting schedule of six months from delivery date. On March 4, 2013, the Company added an addendum to this agreement. This addendum amended the agreement so that each month is a fixed fee of $25,000 payable in $12,500 cash and $12,500 in restricted common stock. The addendum also waived all fees and other amounts exceeding $25,000 owed for November and December 2012 for services rendered. On March 8, 2013, the Company issued 18,868 shares of restricted common stock representing $25,000 worth of stock for services rendered during November and December of 2012. On March 8, 2013, the Company also issued 45,000 shares of restricted common stock representing payment for website construction in fiscal year 2013 valued at $55,800 based on the closing share price of $1.24 on March 8, 2013.

On October 29, 2012, the Company entered into a professional services agreement. In connection with the agreement, the Company issued 454,863 warrants to purchase common stock at an exercise price of $0.98 per share with a term of 5 years in exchange for professional services. As of March 31, 2013, all warrants were exercisable. The agreement also call for certain incentives that if achieved call for the disbursement of $500,000 or more depending on the size of transaction as well as fees to arrange funding. See Note 8 for discussion of warrants.

Operating Leases and Service Contracts

The Company rents its facilities on a month-to-month or quarter-to-quarter basis. Most of its service contracts are also on a month-to-month basis. However, the Company entered into several non-cancelable service contracts during the year ended December 31, 2012. Future minimum payments under non-cancelable service contracts are as follows as of March 31:

	Payments Due by Fiscal Year
		Remainder of
	Total	2013	2014	2015	2016	2017	Thereafter
Operating lease commitments	$20,720	$13,815	$6,905	$-	$-	$-	$-
Noncancelable service agreements	$175,000	$175,000	$-	$-	$-	$-	$-
	$195,720	$188,815	$6,905	$-	$-	$-	$-

Change in Officers and Employment Agreements

On March 5, 2013 Maksym Ilin was appointed as President, Principal Executive Officer and Vice President-Operations and Customer Service. Pursuant to a non-written agreement, Mr. Ilin will receive a base salary of $38,400 per year along with performance based bonuses. Previously, Mr. Ilin served as the Company’s Director of Customer Service.

On March 5, 2013, Ruslan Bondariev was appointed as Chief Technology Officer and Vice President – Research. Pursuant to a non-written agreement, Mr. Bondariev will receive a base salary of $36,000 per year along with performance based bonuses. Previously, Mr. Bondarev served as the Company’s Director of Research and Development.

On March 5, 2013, Alena Chuprakova was appointed as Comptroller, Treasurer and Principal Financial Officer. Pursuant to a non-written agreement, Ms. Chuprakova will receive a base salary of $50,000 per year, along with performance based bonuses.

Note 9: Commitments and Contingencies

Litigation

The Company may from time to time be involved in legal proceedings arising from the normal course of business. There are no pending or threatened legal proceedings as of December 31, 2012.

Operating Leases and Service Contracts

The Company rents its facilities on a month-to-month or quarter-to-quarter basis. Most of its service contracts are also on a month-to-month basis. However, the Company entered into several non-cancelable service contracts during the year ended December 31, 2012.  Future minimum payments under non-cancelable service contracts are as follows for the years ended December 31:

2013	143,420
2014	6,905
2015	-
2016	-
2017	-
Thereafter	-
Total	$150,325

Changes in Officers and Employment Agreements

On April 30, 2012, Mr. William Morrison resigned as the Vice President of Engineering of the Company. As a result of his departure, Mr. Morrison also resigned as an officer of the Company. Mr. Morrison did not receive any severance as part of his resignation. Of the 100,000 options granted on January 26, 2011, 25,000 vested and 75,000 remained unvested and were forfeited.

On June 13, 2012, Mr. Semyon Dukach, the Company’s Chief Executive Officer resigned, and on that same date the Company’s board of directors appointed Richard T. Harrison to the position of Chief Executive Officer. Mr. Harrison received as compensation, among other things, a base salary of $100,000 per year, along with quarterly performance based bonuses. Mr. Harrison’s employment agreement was effective June 1, 2012.

On June 13, 2012 the Company’s board of directors re-appointed Mr. Semyon Dukach to the position of Chair of the Board of Directors, which was an executive position with the Company, effective June 13, 2012. Mr. Dukach receives no compensation for serving as the registrant’s Chair of the Board of Directors and his existing oral employment agreement and annual salary of $100,000 per year was terminated, except that Mr. Dukach is entitled to reimbursement of reasonable business expenses in accordance with the registrant’s corporate policy and any health benefits the registrant offers its other employees.

On August 15, 2012, Richard T. Harrison resigned as the chief executive officer and all other positions he held with the registrant. On that same date, the registrant’s board of directors appointed a committee to oversee the registrant’s operations, lead by Semyon Dukach, the registrant’s Chair of the Board of Directors. Mr. Harrison received a severance in the amount of $33,333, the equivalent of four months base salary paid ratably over a four month period according to the Company’s standard payroll schedule and health insurance benefits over a four month period. Of the 960,000 options granted on July 1, 2010, 563,333 vested and 396,667 remain unvested and were forfeited.

Consulting Services

On March 23, 2011, in relation to the agreement entered into with a third party to provide various consulting services for the Company, the Company issued 800,000 warrants to purchase common stock at an exercise price of $0.625 per share with a term of 5 years. See Note 8 for discussion of warrants.

On May 9, 2012, the warrant to purchase 800,000 shares of common stock at an exercise price of $.625 per share was exercised with total proceeds to the Company of $500,000.

On October 18, 2012, the Company entered into a professional services agreement. The agreement requires the Company to pay a monthly cash retainer of $12,500 to cover professional services provided by the service provider. Additionally, any service that exceeds the $12,500 retainer are to be paid through issuances of the Company’s common stock with a vesting schedule of six months from delivery date. At December 31, 2012, the Company has an accrued liability of $25,000, which is expected to be settled in shares of the Company’s common stock.

On October 29, 2012, the Company entered into a professional services agreement. In connection with the agreement, the Company issued 454,863 warrants to purchase common stock at an exercise price of $0.98 per share with a term of 5 years in exchange for professional services. As of December 31, 2012, 227,433 of such warrants were exercisable. The agreement also call for certain incentives that if achieved call for the disbursement of $500,000 or more depending on the size of transaction as well as fees to arrange funding. See Note 7 for discussion of warrants.

Property And Equipment	3 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property And Equipment

Note 3: Property and Equipment

On January 9, 2013 the Company entered into an asset purchase agreement (“Asset Purchase Agreement”) with Oktet Bilişim Danışmanlık Organizayon Reklamcılık Limited Şirketi, a Turkish corporation (“Octeth”). Pursuant the Asset Purchase Agreement, the registrant acquired from Octeth certain tangible assets, including servers and devices, intangible assets related to PreviewMyEmail.com, along with customer and co-location contracts, in exchange for $160,000 cash. This asset purchase agreement did not constitute a business combination for which purchase accounting would apply and therefore the purchase price was allocated based on their estimated fair value.

Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Shareholders' Equity

Note 4: Shareholders’ Equity

The Company began paying dividends during the year ended December 31, 2012. The Company distributed dividends of $2,589,011 in cash to its shareholders during the year ended December 31, 2012. On March 8, 2013, the Company paid quarterly dividends of $266,002 to its stockholders.

On March 8, 2013, in connection with a consulting agreement, the Company issued 63,868 shares of common stock in exchange for services. See Note 2 for more discussion.

Note 3: Shareholders’ Equity

During February and March of 2011, the Company issued and sold 400,000 shares of the Company’s common stock at $0.25 per share. The sale of the common stock resulted in gross proceeds of $100,000 and net proceeds of $96,816 to the Company after deducting offering costs of $3,184.

On May 8, 2012 the Company filed with the Securities Exchange Commission form S-1 for the registration of its Common Stock, $.001 par value. The amount of shares to be registered was 800,000. On May 9, 2012, the warrant to purchase 800,000 shares of common stock at an exercise price of $.625 per share was exercised with total proceeds to the Company of $500,000 (see Note 9: Commitments and Contingencies).

The Company began paying dividends during the year ended December 31, 2012. The Company distributed dividends of $2,589,011 in cash to its shareholders. This includes quarterly cash dividends of $191,194 paid in May 2012, $220,550 in August 2012 and $265,324 paid in December 2012. This also includes and a special cash dividend of $1,911,943 to its shareholders of record as of May 21, 2012.

Net Income Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net income per share:
Net Income Per Share

Note 5: Net Income Per Share

Computation of net income per share is as follows:

	Three Months Ended March 31,
	2013	2012

Net income attributable to SMTP.com	$225,570	$204,825

Basic weighted average common shares outstanding	14,790,565	13,841,500
Add incremental shares for:
Warrants	86,461	516,688
Stock options	1,093,333	1,073,773
Diluted weighted average common shares outstanding	15,970,359	15,431,961

Net income per share:
Basic	$0.02	$0.01
Diluted	$0.01	$0.01

Note 4: Net Income Per Share

Computation of net income per share is as follows:

	Year Ended December 31,
	2012	2011

Net income attributable to SMTP.com	$1,069,607	$905,632

Basic weighted average common shares outstanding	14,412,183	13,773,566
Add incremental shares for:
Warrants	63,840	423,085
Stock options	135,526	957,613
Diluted weighted average common shares outstanding	14,611,549	15,154,264

Net income per share:
Basic	$0.07	$0.07
Diluted	$0.07	$0.06

Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Compensation [Abstract]
Stock-Based Compensation

Note 6:  Stock-Based Compensation

The Company has historically granted stock options to certain vendors and employees.

On April 29, 2011, the Company increased the number of shares of the Company’s common stock available for issuance under the plan from 1,360,000 to 2,500,000.

Stock option awards are expensed on a straight-line basis over the requisite service period.  The Company recognized expense of $36,029 and $30,028, for the three months ended March 31, 2013 and March 31, 2012, respectively. At March 31, 2013, future stock compensation expense (net of estimated forfeitures) not yet recognized was $489,112 and will be recognized over a weighted average remaining vesting period of 3.34 years.  The following summarizes stock option activity for the three months ended March 31, 2013:

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining
	Number of	Exercise	Fair	Contractual
	Shares	Price	Value	Life
Outstanding at December 31, 2012	1,695,250	$1.08	$0.58
Granted at market price	-
Exercised	(14,500)
Forfeited	(425,500)
Outstanding at March 31, 2013	1,255,250	1.02	0.59	9.1
Exercisable	189,250	$1.09	$0.58	8.5

The following table summarizes information about the Company’s stock options at March 31, 2013:

	Exercisable		Unexercisable		Total
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Exercise	Number	Exercise	Number	Exercise
Range of Exercise Prices	Outstanding	Price	Outstanding	Price	Outstanding	Price
$.25 per share	70,000	$0.25	107,000	0.25	177,000	$0.25
$1.59 per share	119,250	1.59	169,000	1.59	288,250	$1.59
$0.99 per share	-	-	790,000	0.99	790,000	$0.99

Note 8:  Stock-Based Compensation

The Company has historically granted stock options to certain vendors and employees.  On January 26, 2011, the Company granted 384,000 stock options at a strike price of $0.25 that vest equally over a four year period.  The grant date fair value of the awards was $54,736 (net of estimated forfeitures of 10%) which was determined using a Black Scholes option pricing model using the following assumptions:  volatility of 68%, risk-free rate of return of 2.4%, stock price of $0.25 and expected term of 6.25 years.  The options expire in 2021.

On April 29, 2011, the Company increased the number of shares of the Company’s common stock available for issuance under the plan from 1,360,000 to 2,500,000.

On January 23, 2012, the Company granted 533,000 stock options at a strike price of $1.59 that vest equally over a four year period.  The grant date fair value of the awards was $394,625 (net of estimated forfeitures of 10%) which was determined using a Black Scholes option pricing model using the following assumptions:  volatility of 54%, risk-free rate of return of 1.2%, stock price of $1.59 and expected term of 6.25 years.  The options expire in 2022.

On October 5, 2012, the Company granted 1,010,000 stock options at a strike price of $0.99 that vest equally over a four year period. The grant date fair value of the awards was $510,982 (net of estimated forfeitures of 15%) which was determined using a Black Scholes option pricing model using the following assumptions: volatility of 66%, risk-free rate of return of .90%, stock price of $0.99 and expected term of 6.25 years. The options expire in 2022.

Awards are valued based on the grant date fair value of the instruments, net of estimated forfeitures, using a Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31,
	2012	2011
Volatility	54%-68%	68%
Risk-free interest rate	.90%-1.22%	2.40%
Expected term	6.3 years	6.3 years
Forfeiture rate	15%	10%
Dividend yield rate	0%	0%

The volatility used was based on historical volatility of similar sized companies due to lack of historical data of the Company’s stock price. The risk free interest rate was determined based on treasury securities with maturities equal to the expected term of the underlying award.  The expected term was determined based on the simplified method outlined in Staff Accounting Bulletin No. 110.

Stock option awards are expensed on a straight-line basis over the requisite service period.  During the years ended December 31, 2012 and 2011, the Company recognized expense of $153,376 and $46,737, respectively. At December 31, 2012, future stock compensation expense (net of estimated forfeitures) not yet recognized was $717,864 and will be recognized over a weighted average remaining vesting period of 1.82 years.  The following summarizes stock option activity for the year ended December 31, 2012:

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining
	Number of	Exercise	Fair	Contractual
	Shares	Price	Value	Life
Outstanding at December 31, 2011	1,318,000	$0.25	$0.16
Granted at market price	1,543,000	1.19	0.63
Exercised	(125,750)
Forfeited	(1,040,000)
Outstanding at December 31, 2012	1,695,250	1.08	0.58	9.4
Exercisable	23,750	$0.25	$0.16	8.1

The following summarizes information about the Company’s stock options at December 31, 2012:

	Exercisable		Unexercisable		Total

		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
Range of Exercise Prices	Outstanding	Exercise Price	Outstanding	Exercise Price	Outstanding	Exercise Price

$.25 per share	23,750	$0.25	169,500	0.25	193,250	$0.25
$1.59 per share	-	-	492,000	1.59	492,000	$1.59
$0.99 per share	-	-	1,010,000	0.99	1,010,000	$0.99

The intrinsic value of the Company’s stock options outstanding was $636,338 at December 31, 2012.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

Note 7: Income Taxes

During the quarter ended March 31, 2013, the Company recorded an income tax provision of $147,718, which was comprised of a current provision of $173,718 and a deferred benefit of $26,108.

Note 5: Income Taxes

The Company has deferred tax assets and liabilities that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Income taxes for years ended December 31, is summarized as follows:

	2012	2011

Current provision	$646,131	$720,323
Deferred provision (benefit)	(2,136)	(49,826)
Net income tax provision	$643,995	$670,497

A reconciliation of income tax computed at the U.S. statutory rate to the effective income tax rate is as follows:

	2012		2011
	Amount	Percent	Amount	Percent

Federal statutory rates	$582,722	33%	$535,884	34%
State income taxes	107,461	6%	98,823	6%
Other	(46,188)	-3%	35,790	2%
Effective rate	$643,995	36%	$670,497	42%

The following is a summary of the components of the Company’s deferred tax assets:

	2012	2011
Deferred tax assets (liabilities) - current:
Accounts receivable	$(18,694)	$(9,655)
Prepaid Expenses	(23,434)	(7,667)
Stock-based compensation	73,000	26,275
Provisions and accruals	24,756	62,254
Deferred revenue	140,470	135,076
Total current deferred tax assets (liabilities)	196,098	206,283
Deferred tax assets (liabilities) - long-term:
Plant and equipment	4,704	2,216
Net operating loss carryforwards	9,834	-
Total net deferred tax assets	$210,636	$208,499

As of December 31, 2012, the Company did not have a significant tax operating loss carry forward.  No valuation allowances have been established for deferred tax assets based on a “more likely than not” threshold. The ability to realize deferred tax assets depends on our ability to generate sufficient taxable income within the carry forward periods provided in the tax law, which management estimate they will.

We have considered the following possible sources of taxable income when assessing the realization of our deferred tax assets:

·	Future reversal of existing taxable temporary differences;
·	Taxable income or loss, based on recent results, exclusive of reversing temporary differences and carry forwards; and
·	Tax-planning strategies.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions	Note 6: Related Party Transactions There were no related party transactions for the years ended December 31, 2012 or 2011.

Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Warrants

Note 8: Warrants

On October 29, 2012, in connection with a consulting agreement, the Company issued 454,863 warrants to purchase common stock at an exercise price of $0.98 per share with a term of 5 years. The warrants vest according to the following schedule: 75,813 shares vest immediately and 75,810 shares vest at the end of every thirty day period thereafter until the warrant is 100% vested. For the three months ending March 31, 2013, the Company recognized an expense of $130,928 associated with these awards. The warrants expire on October 29, 2017 and have a remaining contractual life of 4.6 years as of March 31, 2013. The intrinsic value of the Company’s warrants outstanding was $103,102 at March 31, 2013.

The following table summarizes information about the Company’s warrants at March 31, 2013:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number	Exercise	Term	Intrinsic
	of Units	Price	(in years)	Value
Outstanding at December 31, 2012	454,863	$0.98	4.8	49,277

Granted	-

Outstanding at March 31, 2013	454,863	$0.98	4.6	54,584

Exercisable at March 31, 2013	454,863	$0.98	4.6	54,584

Note 7: Warrants

On March 23, 2011, in connection with a consulting agreement, the Company issued 800,000 warrants to purchase common stock at an exercise price of $0.625 per share with a term of 5 years. The warrants were fully vested at the date of grant and the Company recognized an expense of $73,768 equal to the grant date fair value of the warrants using the following assumptions: volatility of 68%; risk-free interest rate of 2.07%; and expected term of 5 years. The fair value of the warrants was determined using the Black-Scholes option valuation model. On May 9, 2012, the warrants were exercised with total proceeds to the Company of $500,000.

On October 29, 2012, in connection with a consulting agreement, the Company issued 454,863 warrants to purchase common stock at an exercise price of $0.98 per share with a term of 5 years. The warrants vest according to the following schedule: 75,813 shares vest immediately and 75,810 shares vest at the end of every thirty day period thereafter until the warrant is 100% vested. The Company recognized an expense of $115,162 equal to the grant date fair value of the warrants using the following assumptions: volatility of 57%-58%; risk-free interest rate of .31%-.35%; and expected term of 2.5 years. The fair value of the warrants was determined using the Black-Scholes option valuation model. The warrants expire on October 29, 2017 and have a remaining contractual life of 4.8 years as of December 31, 2012. The intrinsic value of the Company’s warrants outstanding was $49,277 at December 31, 2012.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 9: Subsequent Events

On April 1, 2013, Brad Harkavy and Mark S. Dailey resigned as members of the board of directors.

On April 8, 2013, the Company issued a total of 8,880 of the Company’s common stock to the directors.

Note 10: Subsequent Events

On January 9, 2013 the registrant entered into an asset purchase agreement (“Asset Purchase Agreement”) with Oktet Bilişim Danışmanlık Organizayon Reklamcılık Limited Şirketi, a Turkish corporation (“Octeth”). Pursuant the Asset Purchase Agreement, the registrant acquired from Octeth certain tangible assets, including servers and devices, intangible assets related to PreviewMyEmail.com, along with customer and co-location contracts, in exchange for $160,000 cash.

On March 4, 2013, the Company added an addendum to the professional services agreement made on October 18, 2012. Simultaneous with the execution of this agreement, the Company issued 18,868 shares of restricted common stock representing $25,000 worth of stock for services rendered during November and December of 2012. At December 31, 2012, the Company has an accrued liability of $25,000 related to this transaction. On March 4, 2013, the Company also issued 45,000 shares of restricted common stock representing payment for website construction in fiscal year 2013.

On March 5, 2013 Maksym Ilin was appointed as President, Principal Executive Officer and Vice President-Operations and Customer Service. Pursuant to a non-written agreement, Mr. Ilin will receive a base salary of $38,400 per year along with performance based bonuses. Previously, Mr. Ilin served as the Company’s Director of Customer Service.

On March 5, 2013, Ruslan Bondariev was appointed as Chief Technology Officer and Vice President – Research. Pursuant to a non-wrtiten agreement, Mr. Bondariev will receive a base salary of $36,000 per year along with performance based bonuses. Previously, Mr. Bondarev served as the Company’s Director of Research and Development.

On March 5, 2013, Alena Chuprakova was appointed as Comptroller, Treasurer and Principal Financial Officer. Pursuant to a non-written agreement, Ms. Chuprakova will receive a base salary of $50,000 per year, along with performance based bonuses.

On March 8, 2013, the Company paid quarterly dividends of $266, 072 to its stockholders.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of only normal recurring accruals, necessary for a fair statement of financial position, results of operations, and cash flows. The information included in this Quarterly Report on Form 10-Q should be read in conjunction with the financial statements and the accompanying notes included in our Annual Report on Form 10-K for the year ended December 31, 2012 filed with the SEC on March 29, 2013. The accounting policies are described in the “Notes to Financial Statements” in the 2012 Annual Report on Form 10-K and updated, as necessary, in this Form 10-Q. The year-end balance sheet data presented for comparative purposes was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the operating results for the full year or for any other subsequent interim period.

Certain reclassifications have been made to prior period reported amounts to conform to current year presentation.

Basis of Presentation The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States (U.S. GAAP).
Fair Value of Financial Instruments

Fair Value of Financial Instruments

U.S. GAAP establishes a fair value hierarchy which has three levels based on the reliability of the inputs to determine the fair value. These levels include: Level 1, defined as inputs such as unadjusted quoted prices in active markets for identical assets or liabilities; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs for use when little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company’s financial instruments consist of cash, accounts receivable, deposits and accounts payable. The carrying amount of cash, accounts receivable and accounts payable approximates fair value because of the short-term nature of these items.

Fair Value of Financial Instruments

U.S. GAAP establishes a fair value hierarchy which has three levels based on the reliability of the inputs to determine the fair value. These levels include: Level 1, defined as inputs such as unadjusted quoted prices in active markets for identical assets or liabilities; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs for use when little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company’s financial instruments consist of cash, accounts receivable and accounts payable. The carrying amount of cash, accounts receivable and accounts payable approximates fair value because of the short-term nature of these items.

Income Taxes

Income Taxes

Provision for income taxes are based on taxes payable or refundable for the current year and deferred taxes on temporary differences between the amount of taxable income and pretax financial income and between the tax bases of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled as prescribed in FASB ASC 740, Accounting for Income Taxes. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. A valuation allowance is established to reduce deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

The Company applies the authoritative guidance in accounting for uncertainty in income taxes recognized in the financial statements. This guidance prescribes a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination. If the tax position is deemed “more-likely-than-not” to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. There are no uncertain tax positions taken by the Company on its tax returns. Tax years subsequent to 2006 remain open to examination by U.S. federal and state tax jurisdictions.

In determining the quarterly provision for income taxes, the Company uses an estimated annual effective tax rate, statutory tax rates and tax planning opportunities available to the Company in the jurisdictions in which it operates. This includes recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns to the extent pervasive evidence exists that they will be realized in future periods. The deferred tax balances are adjusted to reflect tax rates by tax jurisdiction, based on currently enacted tax laws, which are expected to be in effect in the years in which the temporary differences are expected to reverse. In accordance with the Company’s income tax policy, significant or unusual items are separately recognized in the quarter in which they occur.

Income Taxes

Provision for income taxes are based on taxes payable or refundable for the current year and deferred taxes on temporary differences between the amount of taxable income and pretax financial income and between the tax bases of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled as prescribed in FASB ASC 740, Accounting for Income Taxes. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. A valuation allowance is established to reduce deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

The Company applies the authoritative guidance in accounting for uncertainty in income taxes recognized in the financial statements. This guidance prescribes a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination. If the tax position is deemed “more-likely-than-not” to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. There are no uncertain tax positions taken by the Company on its tax returns. Tax years subsequent to 2006 remain open to examination by U.S. federal and state tax jurisdictions.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue from its services when it is probable that the economic benefits associated with the transactions will flow to the Company and the amount of revenue can be measured reliably. This is normally demonstrated when: (i) persuasive evidence of an arrangement exists; (ii) the fee is fixed or determinable; (iii) performance of service has been delivered; and (iv) collection is reasonably assured.

The Company provides Internet-based services to facilitate email delivery. The Company’s services are offered over various contractual periods for a fixed fee that varies based on a maximum volume of transactions. Revenues are typically paid by clients via credit card, check or wire payments at the inception of the contractual period. Revenue is recognized on a straight-line basis over the contractual period.

The Company offers refunds on a pro-rata basis at any time during the contractual period. The Company also experiences credit card chargebacks relating to cardholder disputes that are commonly experienced by businesses that accept credit cards. The Company makes estimates for refunds and credit card chargebacks based on historical experience.

Revenue Recognition

The Company recognizes revenue from its services when it is probable that the economic benefits associated with the transactions will flow to the Company and the amount of revenue can be measured reliably. This is normally demonstrated when: (i) persuasive evidence of an arrangement exists; (ii) the fee is fixed or determinable; (iii) performance of service has been delivered; and (iv) collection is reasonably assured.

We provide Internet-based services to facilitate email delivery. The Company’s services are offered over various contractual periods for a fixed fee that varies based on a maximum volume of transactions. Revenues are typically paid by clients via credit card, check or wire payments at the inception of the contractual period. Revenue is recognized on a straight-line basis over the contractual period.

The Company offers refunds on a pro-rata basis at any time during the contractual period. The Company also experiences credit card chargebacks relating to cardholder disputes that are commonly experienced by businesses that accept credit cards. The Company makes estimates for refunds and credit card chargebacks based on historical experience.

Deferred Revenue

Deferred Revenue

The Company’s customers pay for services in advance on a monthly, quarterly, annual, bi-annually and quinquennially basis. Deferred revenue consists of payments received in advance of the Company’s providing the services. Deferred revenues are amortized on a straight-line basis in connection with the contractual period.

Deferred Revenue

The Company’s customers pay for services in advance on a monthly, quarterly, annual, bi-annually and quinquennially basis. Deferred revenue consists of payments received in advance of the Company’s providing the services. Deferred revenues are amortized on a straight-line basis in connection with the contractual period.

Net Income Per Share

Net Income Per Share

Basic net income per share is computed using the weighted average number of common shares outstanding during the period. Diluted net income per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period.

Net Income (Loss) Per Share

Basic net income per share is computed using the weighted average number of common shares outstanding during the period. Diluted net income per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are short-term, liquid investments with remaining maturities of three months or less when acquired. Cash and cash equivalents are deposited or managed by major financial institutions and at times are in excess of Federal Deposit Insurance Corporation (FDIC) insurance limits.

Intangibles

Intangibles

Our intangible assets consist of a domain name. All such assets are capitalized at their original cost and amortized over their estimated useful lives. The Company evaluates its intangibles for impairment whenever events or circumstances indicate that impairment may have occurred in accordance with the provisions of FASB ASC 350 “Goodwill and Other Intangible Assets”.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful life of the assets. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is credited or charged to operations. Repairs and maintenance costs are expensed as incurred.

In 2011 the Company paid $100,000 to a third party for a software license which has been categorized as software within property and equipment. The license will be depreciated over its expected useful life on the straight-line method over five (5) years. The license was placed into service in August 2012.

Estimated useful lives are as follows:

Computing equipment	3 years
Software	5 years

Concentration of Credit Risk and Significant Customers

Concentration of Credit Risk and Significant Customers

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, cash equivalents. At December 31, 2012 and 2011, the Company had cash balances at financial institutions that exceed federally insured limits. The Company maintains its cash balances with accredited financial institutions. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

For the years ended December 31, 2012, and 2011, there were no customers that accounted for more than 10% of total revenue.

Cost of Services		Cost of Services Cost of services consists primarily of the direct labor costs, credit card fees, software costs, and fees paid to resellers of the Company’s product.
Advertising Costs		Advertising Costs The Company expenses advertising costs as incurred.
Research and Development costs		Research and Development costs Research and development cost are charged to expenses when incurred and include salaries and related cost of personnel engaged in research and development activities.
Recently Issued Accounting Standards

Recently Issued Accounting Standards

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements (“ASU 2011-04”) in GAAP and International Financial Reporting Standards (“IFRS”). Under ASU 2011-04, the guidance amends certain accounting and disclosure requirements related to fair value measurements to ensure that fair value has the same meaning in GAAP and in IFRS and that their respective fair value measurement and disclosure requirements are the same. ASU 2011-04 was effective for public entities during interim and annual periods beginning after December 15, 2011. Early adoption by public entities was not permitted. The adoption of this guidance did not have a material impact on the financial statements.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”). ASU 2011-05 requires companies to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The provisions of ASU 2011-05 were effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Since ASU 2011-05 only amended the disclosure requirements concerning comprehensive income, the adoption of ASU 2011-05 did not affect the consolidated financial position, results of operations or cash flows of the Company.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment (ASU 2012-02). This newly issued accounting standard allows an entity the option to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test for indefinite-lived intangibles other than goodwill. Under that option, an entity would no longer be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on that qualitative assessment, that it is more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying amount. This ASU is effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. We adopted this standard in the fourth quarter of 2012, which did not have a material impact on our financial or results of operations.

In August 2012, the FASB issued ASU No. 2012-03, Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (“ASU 2012-03”). This update was issued in order to codify various amendments and corrections included in SEC Staff Accounting Bulletin No. 114, SEC Release 33-9250, and ASU 2010-22, Accounting for Various Topics: Technical Corrections to SEC Paragraphs. The amendments and corrections included in this update are effective upon issuance. The adoption of ASU 2012-03 did not have an impact on the Company’s condensed consolidated financial statements.

In October 2012, the FASB issued ASU No. 2012-04, “Technical Corrections and Improvements, (“ASU 2012-04”).” This update includes source literature amendments, guidance clarification, reference corrections and relocated guidance affecting a variety of topics in the Codification. The update also includes conforming amendments to the Codification to reflect ASC 820’s fair value measurement and disclosure requirements. The amendments in this update that will not have transition guidance are effective upon issuance. The amendments in this update that are subject to the transition guidance will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on the Company’s condensed consolidated financial statements.

Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Tables
Commitments and Contingencies
	Payments Due by Fiscal Year
		Remainder of
	Total	2013	2014	2015	2016	2017	Thereafter
Operating lease commitments	$20,720	$13,815	$6,905	$-	$-	$-	$-
Noncancelable service agreements	$175,000	$175,000	$-	$-	$-	$-	$-
	$195,720	$188,815	$6,905	$-	$-	$-	$-
Future minimum payments under non-cancelable service contracts are as follows for the years ended December 31:
2013	143,420
2014	6,905
2015	-
2016	-
2017	-
Thereafter	-
Total	$150,325

Net Income Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net income per share:
Net Income Per Share
	Three Months Ended March 31,
	2013	2012

Net income attributable to SMTP.com	$225,570	$204,825

Basic weighted average common shares outstanding	14,790,565	13,841,500
Add incremental shares for:
Warrants	86,461	516,688
Stock options	1,093,333	1,073,773
Diluted weighted average common shares outstanding	15,970,359	15,431,961

Net income per share:
Basic	$0.02	$0.01
Diluted	$0.01	$0.01

	Year Ended December 31,
	2012	2011

Net income attributable to SMTP.com	$1,069,607	$905,632

Basic weighted average common shares outstanding	14,412,183	13,773,566
Add incremental shares for:
Warrants	63,840	423,085
Stock options	135,526	957,613
Diluted weighted average common shares outstanding	14,611,549	15,154,264

Net income per share:
Basic	$0.07	$0.07
Diluted	$0.07	$0.06

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

Income taxes for years ended December 31, is summarized as follows:

	2012	2011

Current provision	$646,131	$720,323
Deferred provision (benefit)	(2,136)	(49,826)
Net income tax provision	$643,995	$670,497

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of income tax computed at the U.S. statutory rate to the effective income tax rate is as follows:

	2012		2011
	Amount	Percent	Amount	Percent

Federal statutory rates	$582,722	33%	$535,884	34%
State income taxes	107,461	6%	98,823	6%
Other	(46,188)	-3%	35,790	2%
Effective rate	$643,995	36%	$670,497	42%

Schedule of Deferred Tax Assets and Liabilities

The following is a summary of the components of the Company’s deferred tax assets:

	2012	2011
Deferred tax assets (liabilities) - current:
Accounts receivable	$(18,694)	$(9,655)
Prepaid Expenses	(23,434)	(7,667)
Stock-based compensation	73,000	26,275
Provisions and accruals	24,756	62,254
Deferred revenue	140,470	135,076
Total current deferred tax assets (liabilities)	196,098	206,283
Deferred tax assets (liabilities) - long-term:
Plant and equipment	4,704	2,216
Net operating loss carryforwards	9,834	-
Total net deferred tax assets	$210,636	$208,499

Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Compensation [Abstract]
Stock Options Activity
				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining
	Number of	Exercise	Fair	Contractual
	Shares	Price	Value	Life
Outstanding at December 31, 2012	1,695,250	$1.08	$0.58
Granted at market price	-
Exercised	(14,500)
Forfeited	(425,500)
Outstanding at March 31, 2013	1,255,250	1.02	0.59	9.1
Exercisable	189,250	$1.09	$0.58	8.5

The following summarizes stock option activity for the year ended December 31, 2012:

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining
	Number of	Exercise	Fair	Contractual
	Shares	Price	Value	Life
Outstanding at December 31, 2011	1,318,000	$0.25	$0.16
Granted at market price	1,543,000	1.19	0.63
Exercised	(125,750)
Forfeited	(1,040,000)
Outstanding at December 31, 2012	1,695,250	1.08	0.58	9.4
Exercisable	23,750	$0.25	$0.16	8.1

Stock Options Exercise Price Range
	Exercisable		Unexercisable		Total
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Exercise	Number	Exercise	Number	Exercise
Range of Exercise Prices	Outstanding	Price	Outstanding	Price	Outstanding	Price
$.25 per share	70,000	$0.25	107,000	0.25	177,000	$0.25
$1.59 per share	119,250	1.59	169,000	1.59	288,250	$1.59
$0.99 per share	-	-	790,000	0.99	790,000	$0.99

The following summarizes information about the Company’s stock options at December 31, 2012:

	Exercisable		Unexercisable		Total

		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
Range of Exercise Prices	Outstanding	Exercise Price	Outstanding	Exercise Price	Outstanding	Exercise Price

$.25 per share	23,750	$0.25	169,500	0.25	193,250	$0.25
$1.59 per share	-	-	492,000	1.59	492,000	$1.59
$0.99 per share	-	-	1,010,000	0.99	1,010,000	$0.99

Stock Options Valuation Assumptions

Awards are valued based on the grant date fair value of the instruments, net of estimated forfeitures, using a Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31,
	2012	2011
Volatility	54%-68%	68%
Risk-free interest rate	.90%-1.22%	2.40%
Expected term	6.3 years	6.3 years
Forfeiture rate	15%	10%
Dividend yield rate	0%	0%

Warrants (Tables)	3 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Warrant Activity
			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number	Exercise	Term	Intrinsic
	of Units	Price	(in years)	Value
Outstanding at December 31, 2012	454,863	$0.98	4.8	49,277

Granted	-

Outstanding at March 31, 2013	454,863	$0.98	4.6	54,584

Exercisable at March 31, 2013	454,863	$0.98	4.6	54,584

Commitments and Contingencies - (Details) (USD $)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Operating lease, minimum payments due within next 12 months					$ 13,815
Operating lease, minimum payments due, year2				6,905
Operating lease, minimum payments due, year 3
Operating lease, minimum payments due, year 4
Operating lease, minimum payments due, year 5
Total operating lease, minimum payments due						20,720
Noncancelable service agreements, minimum payments due within next 12 months
Noncancelable service agreements, minimum payments due, year 2					175,000		143,420	[1]
Noncancelable service agreements, minimum payments due, year 3
Noncancelable service agreements, minimum payments due, year 4
Noncancelable service agreements, minimum payments due, year 5
Total Noncancelable service agreements, minimum payments due						175,000	150,325
Total operating lease commitments and noncancelable service agreements, minimum payments due				$ 6,905	$ 188,815	$ 195,720

[1]	December 31, 2013

Net Income Per Share - (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Net income per share:
Net income attributable to SMTP.com	$ 225,570	$ 204,825	$ 1,069,607	$ 905,632
Basic weighted average common shares outstanding	14,790,565	13,841,500	14,412,183	13,773,566
Add incremental shares for:
Warrants	86,461	516,688	63,840	423,085
Stock options	1,093,333	1,073,773	135,526	957,613
Diluted weighted average common shares outstanding	15,970,359	15,431,961	14,611,549	15,154,264
Net income per share:
Basic	$ 0.02	$ 0.01	$ 0.07	$ 0.07
Diluted	$ 0.01	$ 0.01	$ 0.07	$ 0.06

Stock-Based Compensation (Stock Option Activity) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Options [Member]
Number of Options
Outstanding at beginning of period			1,318,000
Granted at market price			1,543,000
Exercised	(14,500)		(125,750)
Forfeited	(425,500)		(1,040,000)
Outstanding at end of period	1,255,250		1,695,250
Exercisable at end of period	189,250	23,750
Weighted Average Exercise Price
Outstanding at beginning of period			$ 0.25
Granted at market price			$ 1.19
Exercised
Forfeited
Outstanding at end of period	$ 1.02		$ 1.08
Exercisable at end of period	$ 1.09	$ 0.25
Weighted Average Fair Value
Outstanding at beginning of period			$ 0.16
Granted at market price	$ 0.58		$ 0.63
Outstanding at end of period	$ 0.59		$ 0.58
Exercisable at end of period	$ 0.58		$ 0.16
Remaining Contractual Life
Outstanding at end of period	4 years 7 months 3 days		9 years 1 month 26 days
Exercisable at end of period			8 years 6 months

Stock-Based Compensation (Stock Options Range of Exercise Prices) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Unexercisable
Number Outstanding	790,000
Weighted Average Exercise Price	$ 0.99
Total
Number Outstanding	790,000
$0.25 per share [Member]
Exercisable
Number Outstanding	70,000
Unexercisable
Number Outstanding	177,000
Weighted Average Exercise Price	$ 0.25
Total
Number Outstanding	107,000
$1.59 per share [Member]
Exercisable
Number Outstanding	119,250
Unexercisable
Number Outstanding	288,250
Weighted Average Exercise Price	$ 1.59
Total
Number Outstanding	169,000
$0.25 per share [Member]
Range of Exercise Prices (Lower)	$ 0.25	$ 0.25
Range of Exercise Prices (Upper)	$ 0.25	$ 0.25
Exercisable
Number Outstanding		23,750
Weighted Average Exercise Price		$ 0.25
Unexercisable
Number Outstanding		169,500
Weighted Average Exercise Price		$ 0.25
Total
Number Outstanding		193,250
Weighted Average Exercise Price		$ 0.25
$1.59 per share [Member]
Range of Exercise Prices (Lower)	$ 1.59	$ 1.59
Range of Exercise Prices (Upper)	$ 1.59	$ 1.59
Exercisable
Number Outstanding
Weighted Average Exercise Price
Unexercisable
Number Outstanding		492,000
Weighted Average Exercise Price		$ 1.59
Total
Number Outstanding		492,000
Weighted Average Exercise Price		$ 1.59
$0.99 per share [Member]
Range of Exercise Prices (Lower)	$ 0.99	$ 0.99
Range of Exercise Prices (Upper)	$ 0.99	$ 0.99
Exercisable
Number Outstanding
Weighted Average Exercise Price
Unexercisable
Number Outstanding		1,010,000
Weighted Average Exercise Price		$ 0.99
Total
Number Outstanding		1,010,000
Weighted Average Exercise Price		$ 0.99

Stock-based Compensation (Schedule of Fair Value Assumptions for Stock Options) (Details)	0 Months Ended					12 Months Ended
	Oct. 29, 2012	Oct. 05, 2012	Jan. 23, 2012	Mar. 23, 2011	Jan. 26, 2011	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation [Abstract]
Pricing model used in calculation of grant-date fair value	Black-Scholes Model			Black-Scholes Model		Black-Scholes Model	Black-Scholes Model
Volatility - minimum						54.00%
Volatility						68.00%	68.00%
Risk-free interest rate - minimum						9.00%
Risk-free interest rate						1.22%	2.40%
Expected term	2 years 6 months	6 years 3 months	6 years 3 months	5 years	6 years 3 months	6 years 3 months	6 years 3 months
Forfeiture rate						15.00%	10.00%
Dividend yield rate						0.00%	0.00%

Income Taxes (Components of Income Tax) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current provision	$ 173,718		$ 646,131	$ 720,323
Deferred provision (benefit)	(23,310)	52,436	(2,136)	(49,826)
Net income tax provision			$ 643,995	$ 670,497

Income Taxes - Schedule of Effective Income Tax Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory rates	$ 582,722	$ 535,884
State income taxes	107,461	98,823
Other	(46,188)	35,790
Effective rate	$ 643,995	$ 670,497
Federal statutory rates	33.00%	34.00%
State income taxes	6.00%	6.00%
Other	(3.00%)	2.00%
Effective rate	36.00%	42.00%

Income Taxes (Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets (liabilities) - current:
Accounts receivable	$ (18,694)	$ (9,655)
Prepaid expenses	(23,434)	(7,667)
Stock-based compensation	73,000	26,275
Provisions and accruals	24,756	62,254
Deferred revenue	140,470	135,076
Total current deferred tax asset	196,098	206,283
Deferred tax assets (liabilities) - long-term:
Plant and equipment	4,704	2,216
Net operating loss carryforwards	9,834
Total net deferred tax assets	$ 210,636	$ 208,499

Warrants (Schedule of Warrant Activity) (Details) (USD $)	0 Months Ended	3 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2013
Number of Warrants
Warrants exercisable	227,433	227,433
Weighted average exercise price
Remaining contractual life		4 years 7 months 3 days
Intrinsic value of warrants outstanding	$ 636,338	$ 636,338
Warrant [Member]
Number of Warrants
Outstanding at beginning of period		454,863	454,863
Warrants granted
Outstanding at end of period	454,863	454,863
Warrants exercisable		454,873
Weighted average exercise price	$ 0.98	$ 0.98
Remaining contractual life	4 years 9 months 7 days	4 years 7 months 3 days
Intrinsic value of warrants outstanding	$ 49,277	$ 54,584

Property And Equipment (Details Narrative) (USD $)	0 Months Ended			12 Months Ended
	Mar. 08, 2013	Jan. 29, 2013	Jan. 09, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Asset purchase agreement, assets acquired value			$ 160,000
Description of asset purchase agreement		On January 9, 2013 the registrant entered into an asset purchase agreement ("Asset Purchase Agreement") with Oktet Bilisim Danismanlik Organizayon Reklamcilik Limited Sirketi, a Turkish corporation ("Octeth"). Pursuant the Asset Purchase Agreement, the registrant acquired from Octeth certain tangible assets, including servers and devices, intangible assets related to PreviewMyEmail.com, along with customer and co-location contracts, in exchange for $160,000 cash.	On January 9, 2013 the registrant entered into an asset purchase agreement ("Asset Purchase Agreement") with Oktet Bilisim Danismanlik Organizayon Reklamcilik Limited Sirketi, a Turkish corporation ("Octeth"). Pursuant the Asset Purchase Agreement, the registrant acquired from Octeth certain tangible assets, including servers and devices, intangible assets related to PreviewMyEmail.com, along with customer and co-location contracts, in exchange for $160,000 cash.
Cash quarterly dividend issued to shareholders	$ 266,072			$ 2,589,011

Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Software license		$ 100,000
Depreciation		In 2011 the Company paid $100,000 to a third party for a software license which has been categorized as software within property and equipment. The license will be depreciated over its expected useful life on the straight-line method over five (5) years. The license was placed into service in August 2012.
Customers - concentrations of credit risk	For the years ended December 31, 2012, and 2011, there were no customers that accounted for more than 10% of total revenue.	For the years ended December 31, 2012, and 2011, there were no customers that accounted for more than 10% of total revenue.
Computing Equipment [Member]
Estimated useful lives	3 years
Software [Member]
Estimated useful lives	5 years

Commitments and Contingencies (Details Narrative) (USD $)	0 Months Ended														1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Apr. 08, 2013		Mar. 08, 2013	Mar. 04, 2013	Oct. 29, 2012		Oct. 18, 2012	Oct. 05, 2012	Aug. 15, 2012	May 09, 2012	Apr. 30, 2012	Jan. 23, 2012	Mar. 23, 2011	Jan. 26, 2011	Sep. 30, 2012	Mar. 31, 2013	Dec. 15, 2012	Dec. 31, 2012	Jun. 13, 2012	Jun. 01, 2012
Deferred Compensation Arrangements - Consulting Services
Consulting Services, cash compensation													$ 0			$ 489,112		$ 717,864
Consulting Services, warrants compensation					454,863	[1]							800,000
Warrants, exercise price					$ 0.98			$ 0.99				$ 1.59	$ 0.625	$ 0.25
Warrants, term					5 years								5 Years 0 Months
Terms of professional services agreement				On March 4, 2013, the Company amended the agreement so that each month is a fixed fee of $25,000 payable in $12,500 cash and $12,500 in restricted common stock. The addendum also waived all fees and other amounts exceeding $25,000 owed for November and Decemer 2012.	On October 29, 2012, the Company entered into a professional services agreement. In connection with the agreement, the Company issued 454,863 warrants to purchase common stock at an exercise price of $0.98 per share with a term of 5 years in exchange for professional services. As of December 31, 2012, 227,433 of such warrants were exercisable. The agreement also call for certain incentives that if achieved call for the disbursement of $500,000 or more depending on the size of transaction as well as fees to arrange funding. See Note 7 for discussion of warrants.		On October 18, 2012, the Company entered into a professional services agreement. The agreement requires the Company to pay a monthly cash retainer of $12,500 to cover professional services provided by the service provider. Additionally, any service that exceeds the $12,500 retainer are to be paid through issuances of the Company��s common stock with a vesting schedule of six months from delivery date. At December 31, 2012, the Company has an accrued liability of $25,000, which is expected to be settled in shares of the Company's common stock.
Monthly cash retainer				12,500			12,500
Restricted stock issued, value				25,000
Restricted stock issued, shares	8,880	[2]		18,868
Accrued liability																		25,000
Warrants exercisable																227,433		227,433
Shares issued for services rendered, shares			63,868
Shares issued for services rendered, amount			55,800
Shares issued for services, price per share			$ 1.24
Proceeds from exercise of warrant										500,000								500,000
Date of Warrant Exercised										May 9, 2012			May 9, 2012					May 9, 2012
Price per share on warrants exercised										$ 0.625
Stock Issued During Period - Officer Compensation
Options grants to principal					454,863	[3]		1,010,000	960,000		100,000	533,000	800,000	384,000				533,000
Options vested								510,982	563,333		25,000	394,625		54,736
Options forfeited									396,667		75,000
Officer's Compensation
Description of Employment Agreement																				Effective June 1, 2012, Mr. Harrison's Employment Agreement provides for a base salary of $100,000 plus a quarterly, performance-based bonus.
Base salary of Chief Executive Officer															0
Termination of Verbal Employment Agreement with prior CEO									On August 15, 2012, Richard T. Harrison resigned as the chief executive officer and all other positions he held with the registrant.										100,000
Severance Due Former Chief Executive Officer																	33,333
Cash quarterly dividend issued to shareholders			$ 266,072															$ 2,589,011

[1]	75,813 shares vest immediately, 75,810 shares vest at the end of every thirty day period thereafter until the warrant is 100% vested.
[2]	On April 8, 2013, the Company issued a total of 8,880 of the Company's common stock to the directors.
[3]	All warrants were issuable as of March 31, 2013.

Shareholders' Equity (Details Narrative) (USD $)	0 Months Ended			2 Months Ended	12 Months Ended	0 Months Ended
	Mar. 08, 2013	May 09, 2012	Mar. 23, 2011	Mar. 31, 2011	Dec. 31, 2012	Mar. 08, 2013 Quarterly Dividend	Dec. 31, 2012 Quarterly Dividend	Aug. 31, 2012 Quarterly Dividend	May 31, 2012 Quarterly Dividend	May 31, 2012 Special Dividend
Issuance of common stock for cash contribution		800,000		400,000
Value of common stock shares issued and sold		$ 0.001		$ 0.25
Proceeds from sale/issuance of common stock				$ 100,000
Net proceeds from sale/issuance of common stock				96,816
Offering costs expense				3,184
Proceeds from exercise of warrant		500,000			500,000
Date of Warrant Exercised		May 9, 2012	May 9, 2012		May 9, 2012
Price per share on warrants exercised		$ 0.625
Cash dividend issued to shareholders	$ 266,072				$ 2,589,011	$ 266,002	$ 265,324	$ 220,550	$ 191,194	$ 1,911,943
Record date									May 21, 2012	May 21, 2012
Shares issued for services rendered, shares	63,868

Stock-Based Compensation (Details Narrative) (USD $)	0 Months Ended									3 Months Ended		4 Months Ended	12 Months Ended
	Oct. 29, 2012		Oct. 05, 2012	Aug. 15, 2012	Apr. 30, 2012	Jan. 23, 2012	Apr. 29, 2011	Mar. 23, 2011	Jan. 26, 2011	Mar. 31, 2013	Mar. 31, 2012	Apr. 28, 2011	Dec. 31, 2012	Dec. 31, 2011
Stock Options Granted:
Stock options available for issuance under plan during period							2,500,000					1,360,000
Stock option awards, recognized expense	$ 115,162							$ 73,768		$ 130,928	$ 30,028		$ 153,376	$ 46,737
Future stock compensation expense (net of estimated forfeitures)								0		489,112			717,864
Vesting period			4 years			4 years			4 years	3 years 4 months
Intrinsic value of stock options outstanding										636,338			636,338
Increase in number of shares of common stock available for issuance under the plan							On April 29, 2011, the Company increased the number of shares of the Company��s common stock available for issuance under the plan from 1,360,000 to 2,500,000.
Stock options granted to vendors and employees	454,863	[1]	1,010,000	960,000	100,000	533,000		800,000	384,000				533,000
Stock option strike price	$ 0.98		$ 0.99			$ 1.59		$ 0.625	$ 0.25
Fair value of stock awards, net			510,982	563,333	25,000	394,625			54,736
Estimated forfeitures (Percent)			15.00%			10.00%			10.00%
Fair Value Assumptions:
Fair Value Assumptions, Expected Volitility Rate	58.00%		66.00%			54.00%		68.00%	68.00%
Fair Value Assumptions, Risk-Free Interest Rate	0.35%		9.00%			1.20%		2.07%	2.40%
Fair Value Assumptions Exercise Price	$ 0.98		$ 0.99			$ 1.59		$ 0.625	$ 0.25
Fair Value Assumptions, Option Life Expected Term	2 years 6 months		6 years 3 months			6 years 3 months		5 years	6 years 3 months				6 years 3 months	6 years 3 months
Future stock compensation expense (net of estimated forfeitures)								$ 0		$ 489,112			$ 717,864
Vesting period			4 years			4 years			4 years	3 years 4 months
Year options expire			2022			2022			2021

[1]	All warrants were issuable as of March 31, 2013.

Income Taxes (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Provision for income tax	$ 147,718	$ 117,212	$ 643,995	$ 670,497
Current tax provision	173,718		646,131	720,323
Deferred tax benefit	(23,310)	52,436	(2,136)	(49,826)
Valuation allowance

Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related party transactions

Warrants (Details Narrative) (USD $)	0 Months Ended									3 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended
	Oct. 29, 2012		Oct. 05, 2012	Aug. 15, 2012	May 09, 2012	Apr. 30, 2012	Jan. 23, 2012	Mar. 23, 2011	Jan. 26, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Warrant [Member]	Mar. 31, 2013 Warrant [Member]
Warrants issued:
Warrants issued to vendors	454,863	[1]	1,010,000	960,000		100,000	533,000	800,000	384,000			533,000
Stock option strike price	$ 0.98		$ 0.99				$ 1.59	$ 0.625	$ 0.25
Term	5 years							5 years
Fair Value Assumptions:
Fair Value Assumptions, Expected Volitility Rate	58.00%		66.00%				54.00%	68.00%	68.00%
Fair Value Assumptions, Expected Volitility Rate, minimum	57.00%
Fair Value Assumptions, Risk-Free Interest Rate	0.35%		9.00%				1.20%	2.07%	2.40%
Fair Value Assumptions, Risk-Free Interest Rate, minimum	0.31%
Fair Value Assumptions Exercise Price	$ 0.98		$ 0.99				$ 1.59	$ 0.625	$ 0.25
Fair Value Assumptions, Warrants Expected Term	2 years 6 months		6 years 3 months				6 years 3 months	5 years	6 years 3 months			6 years 3 months	6 years 3 months
Warrants, recognized expense	$ 115,162							$ 73,768		$ 130,928	$ 30,028	$ 153,376	$ 46,737
Pricing model used in calculation of grant-date fair value	Black-Scholes Model							Black-Scholes Model				Black-Scholes Model	Black-Scholes Model
Proceeds, warrants exercised								500,000
Date warrants exercised					May 9, 2012			May 9, 2012				May 9, 2012
Warrants vesting schedule	Warrants vest according to the following schedule: 75,813 shares vest immediately and 75,810 shares vest at the end of every thirty day period thereafter until the warrant is 100% vested.							Warrants were fully vested at the date of grant		Warrants vest according to the following schedule: 75,813 shares vest immediately and 75,810 shares vest at the end of every thirty day period thereafter until the warrant is 100% vested.
Date warrants expire	2017-10-29									2017-10-29
Remaining contractual life										4 years 7 months 3 days				4 years 9 months 7 days	4 years 7 months 3 days
Intrinsic value of warrants outstanding										$ 636,338		$ 636,338		$ 49,277	$ 54,584

[1]	All warrants were issuable as of March 31, 2013.

Subsequent Events (Details Narrative) (USD $)	0 Months Ended						12 Months Ended		0 Months Ended
	Apr. 08, 2013		Mar. 08, 2013	Mar. 04, 2013	Jan. 29, 2013	Jan. 09, 2013	Dec. 31, 2012	Apr. 01, 2013	Mar. 05, 2013 President [Member]	Mar. 05, 2013 CTO [Member]	Mar. 05, 2013 Comptroller [Member]
Asset purchase agreement, assets acquired value						$ 160,000
Description of asset purchase agreement					On January 9, 2013 the registrant entered into an asset purchase agreement ("Asset Purchase Agreement") with Oktet Bilisim Danismanlik Organizayon Reklamcilik Limited Sirketi, a Turkish corporation ("Octeth"). Pursuant the Asset Purchase Agreement, the registrant acquired from Octeth certain tangible assets, including servers and devices, intangible assets related to PreviewMyEmail.com, along with customer and co-location contracts, in exchange for $160,000 cash.	On January 9, 2013 the registrant entered into an asset purchase agreement ("Asset Purchase Agreement") with Oktet Bilisim Danismanlik Organizayon Reklamcilik Limited Sirketi, a Turkish corporation ("Octeth"). Pursuant the Asset Purchase Agreement, the registrant acquired from Octeth certain tangible assets, including servers and devices, intangible assets related to PreviewMyEmail.com, along with customer and co-location contracts, in exchange for $160,000 cash.
Restricted stock issued, shares	8,880	[1]		18,868
Restricted stock issued, value				25,000
Accrued liability							25,000
Additional restricted stock issued for website construction, shares				45,000
Description of non-written employmnet agreement									On March 5, 2013 Maksym Ilin was appointed as President, Principal Executive Officer and Vice President-Operations and Customer Service. Pursuant to a non-written agreement, Mr. Ilin will receive a base salary of $38,400 per year along with performance based bonuses. Previously, Mr. Ilin served as the Company's Director of Customer Service.	On March 5, 2013, Ruslan Bondariev was appointed as Chief Technology Officer and Vice President �� Research. Pursuant to a non-wrtiten agreement, Mr. Bondariev will receive a base salary of $36,000 per year along with performance based bonuses. Previously, Mr. Bondarev served as the Company's Director of Research and Development.	On March 5, 2013, Alena Chuprakova was appointed as Comptroller, Treasurer and Principal Financial Officer. Pursuant to a non-written agreement, Ms. Chuprakova will receive a base salary of $50,000 per year, along with performance based bonuses.
Officer yearly base salary									38,400	36,000	50,000
Cash quarterly dividend issued to shareholders			$ 266,072				$ 2,589,011
Resignation of directors								On April 1, 2013, Brad Harkavy and Mark S. Dailey resigned as members of the board of directors.

[1]	On April 8, 2013, the Company issued a total of 8,880 of the Company's common stock to the directors.